SCHEDULE OF CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 13, 2025	Jun. 30, 2024	May 20, 2024	May 31, 2023	May 09, 2023
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001		$ 1
Common stock, shares authorized			50,000,000			50,000
Common stock, shares issued		50,000,000	10,000,000	10,000,000	50,000
Common stock, shares outstanding			10,000,000	10,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000
Common stock, shares issued	4,010,349
Common stock, shares outstanding	4,010,349
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000
Common stock, shares issued	9,200,000
Common stock, shares outstanding	9,200,000
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value			$ 0.001
Common stock, shares authorized			50,000,000
Common stock, shares issued			10,000,000
Common stock, shares outstanding			10,000,000
Consolidated Entities [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001
Common stock, shares authorized	75,000,000
Common stock, shares issued	4,010,349
Common stock, shares outstanding	4,010,349
Consolidated Entities [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001
Common stock, shares authorized	25,000,000
Common stock, shares issued	9,200,000
Common stock, shares outstanding	9,200,000